UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment            [_]  Amendment Number: ______

This Amendment (Check only one.):  [_] is a restatement.
                                   [_] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Addison Clark Management, L.L.C.
Address:   10 Wright Street, Suite 100
           Westport, Connecticut 06880

Form 13F File Number: 028-10375

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Terence M. Hogan
Title:    Managing Member
Phone:    (203) 222-4000

Signature, Place, and Date of Signing:

/s/ Terence M. Hogan      Westport, Connecticut      May 14, 2010
--------------------     ----------------------    --------------------
     [Signature]           [City, State]                  [Date]

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE
Report Summary:


Number of Other Included Managers:         2

Form 13F Information Table Entry Total:   27

Form 13F Information Table Value Total:  $376,213
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.    Form 13F File Number         Name

1.     028-10545                    Addison Clark Fund, L.P.
2.     028-10547                    Addison Clark Offshore Fund, Ltd.


                                                  FORM 13F INFORMATION TABLE
                                                Addison Clark Management, L.L.C.

COLUMN 1                     COLUMN  2       COLUMN 3    COLUMN 4       COLUMN 5       COLUMN 6        COLUMN 7       COLUMN 8

                             TITLE OF                    VALUE      SHRS OR SH/ PUT/   INVESTMENT      OTHR      VOTING AUTHORITY
NAME OF ISSUER               CLASS            CUSIP      (X$1000)   PRN AMT PRN CALL   DISCRETION      MGRS     SOLE    SHARED  NONE
AETNA INC NEW                 COM             00817Y108  26,616     758,083 SH       Shared-defined    1,2      758,083
AMB PROPERTY CORP             COM             00163T109   5,448     200,000     PUT  Shared-defined    1,2      200,000
AMERISTAR CASINOS INC         COM             03070Q101  35,189   1,931,344 SH       Shared-defined    1,2    1,931,344
BARRICK GOLD CORP             COM             067901108   9,688     252,687 SH       Shared-defined    1,2      252,687
BROOKFIELD ASSET MGMT INC     CL A LTD VT SH  112585104  17,985     707,523 SH       Shared-defined    1,2      707,523
CALPINE CORP                  COM NEW         131347304   7,808     656,716 SH       Shared-defined    1,2      656,716
CENOVUS ENERGY INC            COM             15135U109  14,563     555,642 SH       Shared-defined    1,2      555,642
EL PASO CORP                  COM             28336L109  26,279   2,424,279 SH       Shared-defined    1,2    2,424,279
ENCANA CORP                   COM             292505104  10,977     353,761 SH       Shared-defined    1,2      353,761
FULL HOUSE RESORTS INC        COM             359678109   3,638   1,267,459 SH       Shared-defined    1,2    1,267,459
GEOMET INC DEL                COM             37250U201      94     106,128 SH       Shared-defined    1,2      106,128
GREENLIGHT CAPITAL RE LTD     CLASS A         G4095J109   5,215     195,478 SH       Shared-defined    1,2      195,478
HUMANA INC                    COM             444859102  10,636     227,418 SH       Shared-defined    1,2      227,418
INTERNATIONAL FLAVORS&FRAGRA, COM             459506101  14,455     303,224 SH       Shared-defined    1,2      303,224
ISLE OF CAPRI CASINOS INC     COM             464592104   4,718     606,448 SH       Shared-defined    1,2      606,448
LIBERTY GLOBAL INC            COM SER A       530555101  14,792     507,276 SH       Shared-defined    1,2      507,276
MOSAIC CO                     COM             61945A107  13,329     219,332 SH       Shared-defined    1,2      219,332
NOVELL INC                    COM             670006105   1,213     202,239 SH       Shared-defined    1,2      202,239
OPENTABLE INC                 COM             68372A104   3,854     101,075 SH       Shared-defined    1,2      101,075
PENN NATL GAMING INC          COM             707569109  49,455   1,778,324 SH       Shared-defined    1,2    1,778,324
SANDRIDGE ENERGY INC          COM             80007P307  23,356   3,033,214 SH       Shared-defined    1,2    3,033,214
SIMON PPTY GROUP INC NEW      COM             828806109  12,585     150,000     PUT  Shared-defined    1,2      150,000
STARWOOD HOTELS&RESORTS WRLD  COM             85590A401   2,332      50,000     PUT  Shared-defined    1,2       50,000
ULTRA PETROLEUM CORP          COM             903914109   8,719     186,988 SH       Shared-defined    1,2      186,988
UNITEDHEALTH GROUP INC        COM             91324P102  29,719     909,672 SH       Shared-defined    1,2      909,672
WESTERN UN CO                 COM             959802109   6,839     403,224 SH       Shared-defined    1,2      403,224
YAHOO INC                     COM             984332106  16,708   1,010,769 SH       Shared-defined    1,2    1,010,769





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